RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Related Party Transactions Disclosure [Text Block]

NOTE 16 – RELATED PARTY TRANSACTIONS

In 2015 and 2016, the Company issued loans and executed lines of credit to two Company executives in connection with shareholders’ equity issuances and related tax consequences.

(a)	The Company notes that the outstanding loan was repaid in February 2021 and therefore the balance as of March 31, 2021 was $0. The balance of the loan at December 31, 2020 was $353.
(b)	The Company notes that the line of credit balances was repaid in February 2021 and therefore the balance as of March 31, 2021 was $0. The amount outstanding at December 31, 2020 was $809.

NOTE 17 – RELATED PARTY TRANSACTIONS

The Company has an account with a financial institution that is also a shareholder. The amount held in this account is $109 at December 31, 2020 and 2019 and is included in cash and cash equivalents.

In 2015 and 2016, the Company issued loans and executed lines of credit to two Company executives in connection with shareholders’ equity issuances and related tax consequences.

(a)

Only one executive has an outstanding loan as of December 31, 2020. The balance of the loan at December 31, 2020 was $353. The loan is due in 2024. The principal amounts accrue interest at 1.53%, compounded annually. The balance is netted with the respective equity issuances in shareholders’ equity.

(b)

The executives can draw on the lines of credit up to $940. Interest is due upon loan termination and is accrued based on the federal midterm rate during the month the Company provides advances on the line of credit. The amount outstanding at December 31, 2020 and 2019 is $809.

The Company notes that the outstanding loan and line of credit balances were repaid in February 2021.